SUPPLEMENT TO THE PROSPECTUS
Supplement dated November 28, 2023, to the Prospectus dated July 28, 2023.

MFS® Municipal Income Fund
Class A1 & B1 Shares

Effective immediately, the section entitled "Appendix A – Waivers and Reductions of Sales Charges" is restated in its entirety as follows:
Appendix A - Waivers and Reductions of Sales Charges
This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary.  The following Categories of waivers and reductions apply:
•
Merrill Lynch -- If Merrill Lynch is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill Lynch with the fund, Category II waivers apply.

•
Ameriprise Financial -- If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

•
Morgan Stanley -- If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

•
Raymond James -- If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

•	Janney Montgomery Scott LLC (Janney) -- If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.
•	Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.
•
D.A. Davidson & Co. (D.A. Davidson) -- If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

•	Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.
•	J.P. Morgan Securities LLC -- If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.
•	Stifel, Nicolaus & Company, Incorporated (Stifel) -- If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.
•	All Others -- Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XI.
Not all MFS funds offer each share class.  In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.
Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:
•	the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;
•	the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or
•	the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.
In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the

1051722                                                                             1                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.
The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.
With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

1051722                                                                             2                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts:  Accounts that are not Eligible for Financial Intermediary Categories II – XI

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs;  the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS
Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√
Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.
	√	√	√	√
Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21.  For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.
	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares
The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.
	√	√
E. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).
		√	√	√

1051722                                                                             3                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner
Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.
		√	√	√
G. Disability of Owner
Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.
		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√
In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.
	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases
The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.
Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.
√

1051722                                                                             4                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous
In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.
	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)
Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Nationwide Financial Services, Inc.; GWFS Equities, Inc.; E*TRADE Securities LLC; Nationwide Securities LLC, TD Ameritrade, Inc., and TD Ameritrade Clearing, Inc.
	√	√
Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)
Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.
√

WAIVERS FOR RETIREMENT PLANS
Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√
Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).
		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√
Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.
		√	√	√

1051722                                                                             5                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.
For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.
Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.
If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.
To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.
Eligible accounts that you may link under an LOI and ROA are:
•	Individual accounts;
•	Joint accounts;
•	Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;
•	Certain single-participant retirement plan accounts;
•	Certain Individual Retirement Accounts;
•	Uniform Gifts/Transfers to Minor Acts accounts; and
•	Accounts held in the name of your financial intermediary on your behalf.
In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.
It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD.  Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

1051722                                                                             6                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.
Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.
Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.
In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

1051722                                                                             7                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Financial Intermediary Category II

Eligible Accounts:  Accounts with Merrill Lynch Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill Lynch with the Fund

Shareholders purchasing fund shares through a Merrill Lynch platform or account maintained at an omnibus level with the fund by Merrill Lynch will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by a 529 Plan (does not include 529-specific share classes or equivalents)
Shares purchased through a Merrill Lynch affiliated investment advisory program
Exchanges or conversions of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch's policies relating to sales load discounts and waivers

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies of Merrill Lynch as it relates to sales load discounts and waivers

Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on A, B and C Shares available at Merrill Lynch

Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)
Exchanges or conversions of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch's policies relating to sales load discounts and waivers

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoints as described in this prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch.  Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

1051722                                                                             8                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Financial Intermediary Category III

Eligible Accounts:  Accounts Investing in Class A Shares with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts,  401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
	√	√
C. Reinstatement Privilege
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
	√	√
D. Retirement Plans
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans).  For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.
	√	√
E. Transactions between Share Classes
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.
	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

1051722                                                                             9                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Eligible accounts that you may link under an LOI and ROA are:
•	Individual accounts;
•	Joint accounts;
•	Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;
•	Certain single-participant retirement plan accounts;
•	Certain Individual Retirement Accounts;
•	Uniform Gifts/Transfers to Minor Acts accounts; and
•	Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Ameriprise Financial for each current purchase of any accounts not held by Ameriprise Financial that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

1051722                                                                             10                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Financial Intermediary Category IV

Eligible Accounts:  Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI.  Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
√
D. Retirement Plans
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.
√

1051722                                                                             11                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Financial Intermediary Category V

Eligible Accounts:  Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.  In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.  As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").
	√	√	√	√
F. Raymond James Share Class Conversion Program
A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).
		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

1051722                                                                             12                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James.  Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.
√
L. Letters of Intent
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period.  Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.
√

1051722                                                                             13                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Financial Intermediary Category VI

Eligible Accounts:  Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.  Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege
Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations
		√	√
H. Retirement Plans
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

1051722                                                                             14                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA).  ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney.  Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI).  LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period.  Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

1051722                                                                             15                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Financial Intermediary Category VII

Eligible Accounts:  Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√
Shares exchanged in an Edward Jones fee-based program.		√	√	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through reinvestment of capital gains and dividend distributions.	√
C. Associates of Edward Jones
Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.
√
D. Reinstatement Privilege
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

Effective January 1, 2024, "Waiver Category D. Reinstatement Privilege" above is restated in its entirety as follows:
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).
√ √
Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds
Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.
√

1051722                                                                             16                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√
Shares exchanged from another MFS Fund in an Edward Jones fee-based program.	√	√	√	√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√
G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
		√	√	√
I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions
Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus redemptions or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect

1051722                                                                             17                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following accounts are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

1051722                                                                             18                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Financial Intermediary Category VIII

Eligible Accounts:  Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.  Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege
Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
	√	√	√
D. Transactions between Share Classes and Funds
A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.
√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.
		√	√

1051722                                                                             19                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.
√
I. Letters of Intent
Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.
√

1051722                                                                             20                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Financial Intermediary Category IX

Eligible Accounts:  Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege
Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").
	√	√	√
D. Transactions between Share Classes and Funds
A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.
√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

1051722                                                                             21                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation
Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.
√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

1051722                                                                             22                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Financial Intermediary Category X

Eligible Accounts:  Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
√
A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
√
B. Retirement Plans
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

1051722                                                                             23                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

1051722                                                                             24                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Financial Intermediary Category XI

Eligible Accounts:  Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

All other sales charge waivers and reductions described elsewhere in the fund’s prospectus or SAI still apply.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel
A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date or earlier at the discretion of Stifel, but in no event earlier than the expiration of the applicable Class C CDSC.
√
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the MFS fund family.	√
Shares purchased from the proceeds of redemptions within the same fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, shares redeemed through a Systematic Withdrawal Plan are not eligible for rights of reinstatement.
√
Shares from rollovers into Stifel from retirement plans to IRAs.	√
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.
√
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√

1051722                                                                             25                                                                                                                                                                   LMBA1B1-SUP-I-112823

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Shares exchanged or sold in a Stifel fee-based program.		√	√
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

C. Rights of Accumulation (ROA)
ROA that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of all assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
√

1051722                                                                             26                                                                                                                                                                   LMBA1B1-SUP-I-112823